Condensed Consolidating Financial Information - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Senior Notes, Net of Issuance Costs	$ 675.0	$ 675.0